STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (69,366)	$ (48,432)	$ (69,400)	$ (326,170)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	723	723	964	4,166
Loss on disposal of property and equipment	0	0	0	6,053
Impairment loss	3,477	11,077	13,164	98,091
Changes in assets and liabilities:
Other current assets	(750)	(500)	0	717
Debt portfolios	31,922	61,364	71,210	133,292
Accrued interest income	9,335	(6,004)	(9,336)
Accounts payable	1,000	0	1,900	0
Accrued collection agency fees	300	0	0	0
NET CASH USED IN OPERATING ACTIVITIES	(23,359)	18,228	8,502	(83,851)
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment of loans made to a related party	85,300	0	0	63,500
Loans made to a related party	0	(22,500)	(22,800)	(126,000)
Loans made to a third party	0	(300)	0	(25,000)
Repayment of Loans made to a third party	0	0	0	25,000
Purchase of property and equipment	0	(453)	(166)	(3,407)
Return of property and equipment	0	288	0	9,313
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	85,300	(22,965)	(22,966)	(56,594)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	61,941	(4,737)	(14,464)	(140,445)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	34,772	49,236	49,236	189,681
CASH AND CASH EQUIVALENTS, END OF YEAR	96,713	44,499	34,772	49,236
Supplemental disclosure of cash flow data:
Interest paid in cash	0	0	0	0
Income taxes paid in cash	$ 800	$ 800	$ 800	$ 800